BORROWINGS - Long-term borrowings - Narratives (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 08, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
BORROWINGS
Land use rights, net		¥ 57,904	¥ 59,177		$ 7,933
Recorded interest expenses on borrowing		4,262	623
Assets pledged as collateral | Line of credit agreement with Agricultural Bank of China
BORROWINGS
Net book value of building properties		245,587
Land use rights, net		¥ 57,904
Minimum
BORROWINGS
Interest rate (%)		3.10%
Maximum
BORROWINGS
Interest rate (%)		3.90%
Line of credit agreement with Agricultural Bank of China
BORROWINGS
Aggregate amount borrowed so far	¥ 310,000	¥ 192,371
Total loan amount repaid		87,126
Outstanding balance of long-term borrowings		105,245
Unutilized lines of credit		¥ 117,629
Capitalized interest expense			¥ 5,031	¥ 3,516